STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class B Ordinary Shares Ordinary Shares
Balance at Jul. 25, 2024	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Jul. 25, 2024				0
Issuance of Class B ordinary shares to Sponsor	25,000	24,233		$ 767
Issuance of Class B ordinary shares to Sponsor (in shares)				7,666,667
Net income	(44,737)		(44,737)
Balance at Dec. 31, 2024	(19,737)	24,233	(44,737)	$ 767
Balance (in Shares) at Dec. 31, 2024				7,666,667
Net income	(39,596)		(39,596)
Balance at Mar. 31, 2025	(59,333)	24,233	(84,333)	$ 767
Balance (in Shares) at Mar. 31, 2025				7,666,667
Balance at Dec. 31, 2024	(19,737)	24,233	(44,737)	$ 767
Balance (in Shares) at Dec. 31, 2024				7,666,667
Net income	2,899,551
Balance at Jun. 30, 2025	(10,510,010)		(10,510,760)	$ 750
Balance (in Shares) at Jun. 30, 2025				7,500,000
Balance at Dec. 31, 2024	(19,737)	24,233	(44,737)	$ 767
Balance (in Shares) at Dec. 31, 2024				7,666,667
Forfeiture of Class B ordinary shares		17		$ (17)
Forfeiture of Class B ordinary shares (in Shares)				(166,667)
Sale of Private Placement Warrants	3,468,500	3,468,500
Fair value of Public Warrants at issuance	3,037,500	3,037,500
Accretion for Class A Ordinary Shares to redemption amount	(19,698,991)	(6,333,417)	(13,365,574)
Allocated value of transaction costs to Warrants	(196,833)	(196,833)
NMSI Private Placement Warrant reclassification from Warrant Agreement Amendment	3,842,874	3,842,874
Remeasurement of ordinary shares to redemption value	(4,601,621)	(2,221,069)	(2,380,552)
Issuance of Class B ordinary shares to Sponsor	9,000,000
Net income	5,926,421		5,926,421
Balance at Dec. 31, 2025	(8,241,887)	1,621,805	(9,864,442)	$ 750
Balance (in Shares) at Dec. 31, 2025				7,500,000
Balance at Mar. 31, 2025	(59,333)	24,233	(84,333)	$ 767
Balance (in Shares) at Mar. 31, 2025				7,666,667
Forfeiture of Class B ordinary shares	$ (17)	17
Forfeiture of Class B ordinary shares (in Shares)	166,667
Allocated value of transaction costs to Warrants	$ (196,833)	196,833
Remeasurement of ordinary shares to redemption value	(19,698,991)	6,333,417	13,365,574
Sale of Private Placement Units	3,468,500	3,468,500
Fair Value of Public Warrants at issuance	3,037,500	3,037,500
Net income	2,939,147		2,939,147
Balance at Jun. 30, 2025	(10,510,010)		(10,510,760)	$ 750
Balance (in Shares) at Jun. 30, 2025				7,500,000
Balance at Dec. 31, 2025	(8,241,887)	1,621,805	(9,864,442)	$ 750
Balance (in Shares) at Dec. 31, 2025				7,500,000
Remeasurement of ordinary shares to redemption value	(2,044,010)	(1,621,805)	(422,205)
Net income	(472,477)		(472,477)
Balance at Mar. 31, 2026	(10,758,374)		(10,759,124)	$ 750
Balance (in Shares) at Mar. 31, 2026				7,500,000
Balance at Dec. 31, 2025	(8,241,887)	$ 1,621,805	(9,864,442)	$ 750
Balance (in Shares) at Dec. 31, 2025				7,500,000
Issuance of Class B ordinary shares to Sponsor	9,000,000
Net income	881,113
Balance at Jun. 30, 2026	(11,480,484)		(11,481,234)	$ 750
Balance (in Shares) at Jun. 30, 2026				7,500,000
Balance at Mar. 31, 2026	(10,758,374)		(10,759,124)	$ 750
Balance (in Shares) at Mar. 31, 2026				7,500,000
Remeasurement of ordinary shares to redemption value	(2,075,700)		(2,075,700)
Net income	1,353,590		1,353,590
Balance at Jun. 30, 2026	$ (11,480,484)		$ (11,481,234)	$ 750
Balance (in Shares) at Jun. 30, 2026				7,500,000